Bank Loans and Notes Payable - Additional Information (Detail) $ in Millions, $ in Millions			6 Months Ended
	Nov. 26, 2023 USD ($)	Feb. 15, 2020 USD ($)	Jun. 30, 2020 MXN ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 MXN ($)
Mexico [member]
Disclosure of detailed information about borrowings [line items]
Nominal amount					$ 4,718
Proceeds from bank loan			$ 11,150
Uruguay Colombia And Argentina [Member]
Disclosure of detailed information about borrowings [line items]
Proceeds from bank loan			$ 1,664
Long term Yankee bonds [member]
Disclosure of detailed information about borrowings [line items]
Bonds maturity date		February 15, 2020
Fixed interest rate		4.63%		2.75%	2.75%
Long term Yankee bonds [member] | Subsequent Event 1 [Member]
Disclosure of detailed information about borrowings [line items]
Bonds maturity date	November 26, 2023
Fixed interest rate	3.88%
Long term Yankee bonds [member] | Mexico, Pesos [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued, value					$ 28,170
Long term Yankee bonds [member] | United States of America, Dollars [member]
Disclosure of detailed information about borrowings [line items]
Bonds issued, value				$ 1,250
Repurchase of bond		$ 500
Long term Yankee bonds [member] | United States of America, Dollars [member] | Subsequent Event 1 [Member]
Disclosure of detailed information about borrowings [line items]
Repayment of bonds	$ 900